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                    METLIFE INSURANCE COMPANY OF CONNECTICUT

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

    CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY (COLI 2000)
     CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III POLICY (COLI III)
      CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY (COLI IV)
        CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY (COLI I)
                      CORPORATE SELECT POLICY (COLI SELECT)

                       Supplement dated December 16, 2010
             To the Prospectuses Dated May 1, 2010 (as supplemented)

     This supplement updates certain information contained in the prospectuses for the above listed policies.

     Effective JANUARY 21, 2011, the following changes will affect your Policy:

- The Administrative Office address set forth in "Appendix A" and elsewhere in the Prospectuses is amended as follows:

          MetLife - Specialized Benefit Resources ("SBR")
          501 Route 22
          Bridgewater, NJ 08807

- The Administrative phone number is revised from 732-602-6400 to 908-253-1400.

     The phone number on the first page after the end of "Appendix D" (888-458-2654) has been removed from the prospectus. If you have any questions, please call the Administrative phone number listed above instead.

Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.